SHORT TERM DEBT	12 Months Ended
Dec. 31, 2011
Short-term Debt [Text Block]
NOTE 4.            SHORT TERM DEBT

In September 2011, a promissory note was issued in exchange for legal fees due in the amount of $3,250. The note amount bears an 8% interest rate, payable on demand and had accrued interest of $65 as of December 31, 2011.